Related Party Transactions - Additional Information (Detail)				12 Months Ended
	Mar. 22, 2021 shares	Feb. 12, 2021 shares	Jan. 22, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Apr. 13, 2021 shares
Related Party Transaction [Line Items]
Stock shares issued during the period for services value				$ 25,000
Repayments of Related Party Debt				$ 90,000
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Subject to Forfeiture | shares					1,312,500
Related Party
Related Party Transaction [Line Items]
Debt Instrument, Maturity Date				Mar. 22, 2023
Sponsor | Administration And Support Services
Related Party Transaction [Line Items]
Related party transaction fees payable per month				$ 10,000
Sponsor | Administration And Support Services | General and Administrative Expense
Related Party Transaction [Line Items]
Related party transaction administration expenses incurred				91,667
Sponsor | Working Capital Loans
Related Party Transaction [Line Items]
Working capital loans convertible into equity warrants				$ 1,500,000
Debt instrument conversion price per share | $ / shares				$ 1.50
Bank overdrafts				$ 1,000,000
Common Class B
Related Party Transaction [Line Items]
Common stock shares outstanding | shares				10,062,500
Common Class B | Founder
Related Party Transaction [Line Items]
Stock shares issued during the period for services shares | shares			7,187,500
Stock shares issued during the period for services value			$ 25,000
Stock split ratio	35	33
Common stock shares outstanding | shares	10,062,500	9,487,500
Percentage of common stock issued and outstanding				20.00%
Common Class B | Sponsor | Restriction On Transfer Of Sponsor Shares
Related Party Transaction [Line Items]
Lock in period of shares				1 year
Share Price | $ / shares				$ 12.00
Waiting period after which the share trading days are considered				150 days
Number of trading days for determining share price				20 days
Number of consecutive trading days for determining the share price				30 days